Annual Fund Operating Expenses - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Growth and Income Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Growth and Income Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.68%
Nomura VIP Growth Equity Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Growth Equity Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.00%)	[2]
Net Expenses (as a percentage of Assets)	0.79%
Nomura VIP Small Cap Value Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Small Cap Value Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.00%)	[3]
Net Expenses (as a percentage of Assets)	0.74%
Nomura VIP Small Cap Value Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.00%)	[3]
Net Expenses (as a percentage of Assets)	1.04%
Nomura VIP Opportunity Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Opportunity Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	0.83%
Nomura VIP Fund for Income Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Fund for Income Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	0.89%	[6]
Fee Waiver or Reimbursement	(0.14%)	[7]
Net Expenses (as a percentage of Assets)	0.75%
Nomura VIP Fund for Income Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.19%	[6]
Fee Waiver or Reimbursement	(0.14%)	[7]
Net Expenses (as a percentage of Assets)	1.05%
Nomura VIP Investment Grade Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Investment Grade Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.37%)	[8]
Net Expenses (as a percentage of Assets)	0.61%
Nomura VIP Investment Grade Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.37%)	[8]
Net Expenses (as a percentage of Assets)	0.91%
Nomura VIP Limited Duration Bond Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Limited Duration Bond Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.85%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.82%)	[9]
Net Expenses (as a percentage of Assets)	0.53%
Nomura VIP Emerging Markets Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Emerging Markets Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.15%)	[10]
Net Expenses (as a percentage of Assets)	1.16%
Nomura VIP Emerging Markets Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.15%)	[10]
Net Expenses (as a percentage of Assets)	1.46%
Nomura VIP Total Return Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Nomura VIP Total Return Series | Standard
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%	[11]
Expenses (as a percentage of Assets)	1.13%	[12]
Fee Waiver or Reimbursement	(0.37%)	[13]
Net Expenses (as a percentage of Assets)	0.76%
Nomura VIP Total Return Series | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%	[11]
Expenses (as a percentage of Assets)	1.43%	[12]
Fee Waiver or Reimbursement	(0.37%)	[13]
Net Expenses (as a percentage of Assets)	1.06%

[1]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.70% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[2]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[3]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.78% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[4]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[5]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[6]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[7]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[8]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.61% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[9]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[10]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.16% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[11]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[12]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[13]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.